UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-750

Exact name of registrant as specified in charter:	Delaware Group Equity Funds II

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Large Cap Value Fund

August 31, 2007

	Number of
	Shares	Value
Common Stock – 99.49%
Consumer Discretionary – 8.82%
Gap	2,280,900	$ 42,789,684
*Limited Brands	1,714,100	39,698,556
Mattel	1,735,200	37,532,376
		120,020,616
Consumer Staples – 9.29%
Heinz (H.J.)	956,600	43,133,094
*Kimberly-Clark	632,300	43,432,687
*Safeway	1,255,600	39,840,188
		126,405,969
Energy – 6.20%
Chevron	484,500	42,519,720
*ConocoPhillips	511,000	41,845,790
		84,365,510
Financials – 24.01%
Allstate	770,800	42,201,300
Chubb	828,000	42,335,640
†Discover Financial Services	1,736,900	40,191,866
Hartford Financial Services Group	439,000	39,031,490
Huntington Bancshares	2,139,000	36,812,190
Morgan Stanley	656,900	40,970,853
*Wachovia	880,300	43,117,094
*Washington Mutual	1,149,000	42,191,280
		326,851,713
Health Care – 17.60%
Abbott Laboratories	794,100	41,221,731
Baxter International	760,900	41,666,884
Bristol-Myers Squibb	1,386,200	40,407,730
Merck	799,700	40,120,949
Pfizer	1,636,785	40,657,739
Wyeth	767,600	35,539,880
		239,614,913
Industrials – 5.57%
Donnelley (R.R.) & Sons	972,600	34,838,532
Waste Management	1,087,500	40,966,125
		75,804,657
Information Technology – 15.92%
Hewlett-Packard	890,700	43,956,045
Intel	1,828,100	47,073,575
*International Business Machines	382,700	44,657,263
Motorola	2,445,400	41,449,530
†Xerox	2,308,200	39,539,466
		216,675,879
Materials – 3.11%
duPont (E.I.) deNemours	869,700	42,397,875
		42,397,875
Telecommunications – 5.94%
AT&T	1,016,200	40,515,894
Verizon Communications	963,600	40,355,568
		80,871,462
Utilities – 3.03%
*Progress Energy	900,400	41,310,352
		41,310,352
Total Common Stock (cost $1,134,670,948)		1,354,318,946

	Principal
	Amount
Repurchase Agreements – 0.01%
With BNP Paribas 5.05% 9/3/07
(dated 8/31/07, to be repurchased at $107,745,
collateralized by $28,600 U.S. Treasury Notes 2.625%
due 3/15/19, market value $28,305, $47,200
U.S. Treasury Notes 5.625% due 5/15/08, market value
$48,362 and $31,500 U.S. Treasury Notes 6.50%
due 2/15/10, market value $33,284)	$ 107,700	107,700
With UBS Warburg 5.02% 9/3/07
(dated 8/31/07, to be repurchased at $46,319,
collateralized by $46,700 U.S. Treasury Notes 4.875%
due 1/31/09, market value $47,275)	46,300	46,300
Total Repurchase Agreements (cost $154,000)		154,000

Total Value of Securities Before Securities Lending Collateral – 99.50%
(cost $1,134,824,948)		1,354,472,946

Securities Lending Collateral** – 10.51%
Investment Companies
Mellon GSL DBT II Collateral Fund	143,131,555	143,131,555
Total Securities Lending Collateral (cost $143,131,555)		143,131,555

Total Value of Securities – 110.01%
(cost $1,277,956,503)		1,497,604,501©
Obligation to Return Securities Lending Collateral** – (10.51%)		(143,131,555)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.50%		6,858,354
Net Assets Applicable to 65,094,717 Shares Outstanding – 100.00%		$ 1,361,331,300

†Non-income producing security for the period ended August 31, 2007.
*Fully or partially on loan.
**See Note 3 in "Notes."
©Includes $138,557,078 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds II - Delaware Large Cap Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in investment companies, is valued at unit value per share. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

2. Investments
At August 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,280,236,265
Aggregate unrealized appreciation	$248,404,807
Aggregate unrealized depreciation	(31,036,571)
Net unrealized appreciation	$217,368,236

For federal income tax purposes, at November 30, 2006, capital loss carryforwards of $14,963,116 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $7,971,824 expires in 2009 and $6,991,292 expires in 2010.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank N.A. (Mellon). Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At August 31, 2007, the market value of securities on loan was $138,557,078, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of August 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Termination of New Share Purchases of Class B Shares
As of the close of business on May 31, 2007, each fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the Funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund (each, a Fund) for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (“CDSC”) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) will be discontinued. In addition, because the Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

6. Change in Custodian
On August 2, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Fund’s custodian.

Schedule of Investments (Unaudited)

Delaware Value Fund

August 31, 2007

	Number of
	Shares	Value
Common Stock – 98.62%
Consumer Discretionary – 8.71%
Gap	1,110,500	$ 20,832,980
Limited Brands	762,500	17,659,500
Mattel	820,200	17,740,926
		56,233,406
Consumer Staples – 9.19%
Heinz (H.J.)	440,800	19,875,672
Kimberly-Clark	292,200	20,071,218
Safeway	611,700	19,409,241
		59,356,131
Energy – 6.18%
Chevron	233,200	20,465,632
ConocoPhillips	237,300	19,432,497
		39,898,129
Financials – 23.51%
Allstate	357,600	19,578,600
Chubb	371,900	19,015,247
†Discover Financial Services	795,250	18,402,085
Hartford Financial Services Group	205,000	18,226,550
Huntington Bancshares	1,024,400	17,629,924
Morgan Stanley	305,900	19,078,983
Wachovia	412,200	20,189,556
Washington Mutual	535,400	19,659,888
		151,780,833
Health Care – 17.71%
Abbott Laboratories	373,900	19,409,149
Baxter International	354,500	19,412,420
Bristol-Myers Squibb	635,500	18,524,825
Merck	372,600	18,693,342
Pfizer	801,700	19,914,228
Wyeth	396,700	18,367,210
		114,321,174
Industrials – 5.50%
Donnelley (R.R.) & Sons	460,500	16,495,110
Waste Management	504,900	19,019,583
		35,514,693
Information Technology – 15.57%
Hewlett-Packard	419,100	20,682,585
Intel	854,200	21,995,650
International Business Machines	180,400	21,050,876
Motorola	1,126,800	19,099,260
†Xerox	1,032,300	17,683,299
		100,511,670
Materials – 3.02%
duPont (E.I.) deNemours	399,900	19,495,125
		19,495,125
Telecommunications – 6.05%
AT&T	494,200	19,703,754
Verizon Communications	462,900	19,386,252
		39,090,006
Utilities – 3.18%
Progress Energy	447,800	20,545,064
		20,545,064
Total Common Stock (cost $557,588,106)		636,746,231

	Principal
	Amount
Repurchase Agreements – 1.28%
With BNP Paribas 5.05% 9/4/07
(dated 8/31/07, to be repurchased at $5,775,239,
collateralized by $1,533,000 U.S. Treasury Notes 2.625%
due 3/15/09, market value $1,517,051, $2,529,000
U.S. Treasury Notes 5.625% due 5/15/08, market value
$2,592,064 and $1,689,000 U.S. Treasury Notes 6.50%
due 2/15/10, market value $1,783,909)	$5,772,000	5,772,000
With UBS Warburg 5.02% 9/4/07
(dated 8/31/07, to be repurchased at $2,483,384,
collateralized by $2,500,000 U.S. Treasury Notes 4.875%
due 1/31/09, market value $2,533,835)	2,482,000	2,482,000
Total Repurchase Agreements (cost $8,254,000)		8,254,000

Total Value of Securities – 99.90%
(cost $565,842,106)		645,000,231
Receivables and Other Assets Net of Liabilities (See Notes) – 0.10%		633,642
Net Assets Applicable to 47,271,830 Shares Outstanding – 100.00%		$645,633,873

†Non-income producing security for the period ended August 31, 2007.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds II - Delaware Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At August 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$567,424,449
Aggregate unrealized appreciation	92,131,165
Aggregate unrealized depreciation	(14,555,383)
Net unrealized appreciation	$77,575,782

3. Credit and Market Risk
The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of August 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

4. Termination of New Share Purchases of Class B Shares
As of the close of business on May 31, 2007, each fund in the Delaware Investments® Family of funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund (each a Fund) for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (CDSC) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) will be discontinued. In addition, because the Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

5. Change in Custodian
On August 2, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Fund’s custodian.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: